Debt - Additional Information (Detail) $ in Millions				6 Months Ended	12 Months Ended
	Aug. 21, 2017 USD ($) Installment	May 19, 2017	Sep. 30, 2013 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Annual commercial insurance premiums				$ 0.4
Outstanding principal amount of premium financed				$ 0.1	$ 0.1
Insurance terms				10 months
Insurance notes interest rate				5.40%	5.40%
Plus accrued interest due on August, 24, 2017 [Member]
Debt Instrument [Line Items]
Payment terms of principal and interest	$ 2.5
Plus accrued interest due on August 24, 2018 [Member]
Debt Instrument [Line Items]
Payment terms of principal and interest	2.5
Plus accrued interest due on August 24, 2019 [Member]
Debt Instrument [Line Items]
Payment terms of principal and interest	2.5
Plus accrued interest on each anniversary date of August 24, 2019 thereafter [Member]
Debt Instrument [Line Items]
Payment terms of principal and interest	$ 1.5
Debt instrument number of installment | Installment	4
Plus accrued interest on the remaining unpaid balance of the Amended Secured Term Note Payable on August 24, 2024 [Member]
Debt Instrument [Line Items]
Payment terms of principal and interest	$ 0.6
Event all principal and interest is paid in full by August 24, 2023 to be forgiven [Member]
Debt Instrument [Line Items]
Payment terms of principal and interest	$ 2.2
Stabilis LNG Eagle Ford LLC [Member]
Debt Instrument [Line Items]
Percentage of purchased remaining ownership		49.00%
Stabilis FHR Oilfield LNG LLC [Member]
Debt Instrument [Line Items]
Percentage of purchased remaining ownership		50.00%
Stabilis Oilfield Investment Co LLC [Member]
Debt Instrument [Line Items]
Ownership interest		100.00%
Senior Secured Term Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 20.5
Debt instrument, collateral amount			$ 20.0
Senior Secured Term Note [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis			3.00%